Concentration of Risks - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)
Concentration Risk [Line Items]
Accounts receivable, net of allowance	¥ 163,146	¥ 41,103	$ 25,003
Debt securities, investments in equity	5,187	7,674	795
Two Customer [Member]
Concentration Risk [Line Items]
Accounts receivable, net of allowance	¥ 152,730	¥ 30,100	23,407
Accounts Receivable [Member] | Two Customer [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	85.00%	73.00%
CHINA
Concentration Risk [Line Items]
Cash and cash equivalents and short-term investments	¥ 45,278	¥ 77,518	6,939
Other Than PRC [Member]
Concentration Risk [Line Items]
Cash and cash equivalents and short-term investments	144,166	251,818	22,095
Debt securities, investments in equity	¥ 49,271	¥ 7,674	$ 7,551